UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	General Partner [Member]	Limited Partner [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 2,817	$ 652,013	$ 654,830
Shares, Issued at Dec. 31, 2020	237,822	11,345,187
Cash distribution paid ($0.05 per unit-see Note 14)	$ (12)	$ (567)	(579)
Stock-based compensation (see Note 9)	0	118	118
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	2,733	133,946	136,679
Proceeds from public offering and issuance of units, net of offering costs (see Note 9)	$ 203	$ 9,705	9,908
Partners' Capital Account, Units, Sale of Units	8,142	398,934
Units issued for the acquisition of Navios Containers, net of expenses (see Note 9)	$ 3,911	$ 191,624	195,535
Partners' Capital Account, Units, Acquisitions	165,989	8,133,452
Ending balance, value at Mar. 31, 2021	$ 9,652	$ 986,839	996,491
Shares, Issued at Mar. 31, 2021	411,953	19,877,573
Beginning balance, value at Dec. 31, 2020	$ 2,817	$ 652,013	654,830
Shares, Issued at Dec. 31, 2020	237,822	11,345,187
Ending balance, value at Jun. 30, 2021	$ 15,046	$ 1,246,997	1,262,043
Shares, Issued at Jun. 30, 2021	531,995	25,759,634
Beginning balance, value at Dec. 31, 2020	$ 2,817	$ 652,013	654,830
Shares, Issued at Dec. 31, 2020	237,822	11,345,187
Ending balance, value at Dec. 31, 2021	$ 26,008	$ 1,743,717	1,769,725
Shares, Issued at Dec. 31, 2021	622,555	30,197,087
Beginning balance, value at Mar. 31, 2021	$ 9,652	$ 986,839	996,491
Shares, Issued at Mar. 31, 2021	411,953	19,877,573
Cash distribution paid ($0.05 per unit-see Note 14)	$ (22)	$ (1,105)	(1,127)
Stock-based compensation (see Note 9)	0	116	116
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	1,999	97,914	99,913
Proceeds from public offering and issuance of units, net of offering costs (see Note 9)	$ 3,417	$ 163,233	166,650
Partners' Capital Account, Units, Sale of Units	120,042	5,882,061
Ending balance, value at Jun. 30, 2021	$ 15,046	$ 1,246,997	1,262,043
Shares, Issued at Jun. 30, 2021	531,995	25,759,634
Beginning balance, value at Dec. 31, 2021	$ 26,008	$ 1,743,717	1,769,725
Shares, Issued at Dec. 31, 2021	622,555	30,197,087
Cash distribution paid ($0.05 per unit-see Note 14)	$ (31)	$ (1,510)	(1,541)
Stock-based compensation (see Note 9)	0	42	42
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	1,713	83,952	85,665
Ending balance, value at Mar. 31, 2022	$ 27,690	$ 1,826,201	1,853,891
Shares, Issued at Mar. 31, 2022	622,555	30,197,087
Beginning balance, value at Dec. 31, 2021	$ 26,008	$ 1,743,717	1,769,725
Shares, Issued at Dec. 31, 2021	622,555	30,197,087
Ending balance, value at Jun. 30, 2022	$ 30,022	$ 1,940,528	1,970,550
Shares, Issued at Jun. 30, 2022	622,555	30,197,087
Beginning balance, value at Mar. 31, 2022	$ 27,690	$ 1,826,201	1,853,891
Shares, Issued at Mar. 31, 2022	622,555	30,197,087
Cash distribution paid ($0.05 per unit-see Note 14)	$ (31)	$ (1,510)	(1,541)
Stock-based compensation (see Note 9)	0	40	40
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	2,363	115,797	118,160
Ending balance, value at Jun. 30, 2022	$ 30,022	$ 1,940,528	$ 1,970,550
Shares, Issued at Jun. 30, 2022	622,555	30,197,087